Note 5 - Revenue from Contracts with Customers 1 (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,196	$ 2,158	$ 4,380	$ 4,546	$ 6,012	$ 4,247	$ 0
Contract with Customer, Liability, Revenue Recognized			$ 1,500	$ 900	$ 900	$ 500